PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2022
Prepaid Expenses Net Other Current Assets Net And Other Assets Net
PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET

NOTE 5 — PREPAID EXPENSES, NET, OTHER CURRENT ASSETS, NET AND OTHER ASSETS, NET

Prepaid expenses, net, other current assets, net, and other assets, net, consist of the following:

	December 31,	December 31,
	2022	2021
Prepaid expenses, net
Advances to construction and other vendors	296,049	275,071
Down payment made for real estate property purchase	298,391	300,346
Others	54,504	64,554
Subtotal	648,944	639,971
Less: allowance	(1,410)	(1,077)
Total prepaid expenses, net	647,534	638,894

Other current assets, net
Loan receivables	2,154	-
Consumption tax refund	32,073	5,377
Income tax receivable	80,991	35,944
Others	70,823	18,454
Subtotal	186,041	59,775
Less: allowance	(691)	(693)
Total other current assets, net	185,350	59,082

Other assets, net
Leasehold and other deposits	199,937	179,749
Deferred consumption tax	142,296	121,292
Deferred income tax assets, net	327,992	283,487
Life insurance policies	91,726	37,570
Long-term loan receivables	16,636	11,674
Asset retirement costs	26,683	-
Others	45,636	4,773
Subtotal	850,906	638,545
Less: allowance	(2,230)	(2,230)
Total other assets, net	848,676	636,315